UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY             November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       71

Form 13F Information Table Value Total:   $145,465
                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                --------------     -----      -------   ------- --- ----  ----------   --------  ----    ------  ----

3M CO                         COM               88579Y101      363     4,189                Sole                    0         4,189
AT&T INC                      COM               00206R102      482    16,856                Sole                    0        16,856
AFLAC INC                     COM               001055102    9,656   186,743                Sole               87,024        99,719
AMR CORP                      COM               001765106    2,746   438,000                Sole              183,300       254,700
AMAZON COM INC                COM               023135106    1,900    12,100                Sole                2,500         9,600
ANADARKO PETE CORP            COM               032511107    3,708    65,000                Sole               14,700        50,300
APPLE INC                     COM               037833100   11,129    39,220                Sole               13,667        25,553
AQUA AMERICA INC              COM               03836W103      612    30,000                Sole               30,000             0
ARCHER DANIELS MIDLAND CO     COM               039483102    2,164    67,803                Sole               52,492        15,311
BJS WHOLESALE CLUB INC        COM               05548J106    1,762    42,457                Sole               21,703        20,754
BAKER HUGHES INC              COM               057224107    3,101    72,791                Sole               47,025        25,766
CARNIVAL CORP                 PAIRED CTF        143658300      477    12,500                Sole                8,000         4,500
CELGENE CORP                  COM               151020104    1,921    33,350                Sole               19,300        14,050
CHUBB CORP                    COM               171232101    1,091    19,150                Sole               15,500         3,650
CHURCH & DWIGHT INC           COM               171340102      476     7,326                Sole                  400         6,926
CITRIX SYS INC                COM               177376100    4,094    60,000                Sole               13,800        46,200
COCA COLA CO                  COM               191216100      288     4,922                Sole                4,129           793
CORNING INC                   COM               219350105      406    22,220                Sole               20,000         2,220
DIAGEO P L C                  SPON ADR NEW      25243Q205      225     3,266                Sole                1,900         1,366
DISH NETWORK CORP             CL A              25470M109      385    20,042                Sole               20,000            42
DISNEY WALT CO                COM DISNEY        254687106      739    22,316                Sole               13,100         9,216
DU PONT E I DE NEMOURS & CO   COM               263534109      282     6,324                Sole                    0         6,324
ETFS PLATINUM TR              SH BEN INT        26922V101    4,092    24,800                Sole                5,285        19,515
ERICSSON L M TEL CO           ADR B SEK 10      294821608      923    84,140                Sole               39,310        44,830
EXXON MOBIL CORP              COM               30231G102    5,485    88,769                Sole               11,450        77,319
FLUOR CORP NEW                COM               343412102    2,085    42,100                Sole                8,800        33,300
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      512     6,000                Sole                6,000             0
GENERAL ELECTRIC CO           COM               369604103    1,389    85,470                Sole               28,450        57,020
HALLIBURTON CO                COM               406216101    1,151    34,800                Sole               24,650        10,150
HESS CORP                     COM               42809H107      213     3,600                Sole                    0         3,600
HEWLETT PACKARD CO            COM               428236103    2,213    52,600                Sole               27,400        25,200
HOME DEPOT INC                COM               437076102    4,055   127,984                Sole               28,200        99,784
HUMAN GENOME SCIENCES INC     COM               444903108    2,979   100,000                Sole               24,300        75,700
IMPAX LABORATORIES INC        COM               45256B101      400    20,191                Sole                    0        20,191
INFORMATICA CORP              COM               45666Q102    4,225   110,000                Sole               26,500        83,500
INTEL CORP                    COM               458140100    2,042   106,375                Sole               50,700        55,675
INTERCONTINENTALEXCHANGE INC  COM               45865V100    4,189    40,000                Sole                8,650        31,350
INTERNATIONAL BUSINESS MACHS  COM               459200101    1,725    12,860                Sole               10,100         2,760
JPMORGAN CHASE & CO           COM               46625H100    1,456    38,263                Sole               30,000         8,263
KIMCO REALTY CORP             COM               49446R109    4,196   266,570                Sole               54,100       212,470
LOCKHEED MARTIN CORP          COM               539830109    1,116    15,650                Sole                3,500        12,150
MARKET LEADER INC             COM               57056R103       27    12,471                Sole               12,471             0
MEDCO HEALTH SOLUTIONS INC    COM               58405U102      433     8,324                Sole                3,856         4,468
MEMC ELECTR MATLS INC         COM               552715104    5,090   427,050                Sole              140,400       140,400
MERCK & CO INC NEW            COM               58933Y105      620    16,831                Sole                8,000         8,831
MICROSOFT CORP                COM               594918104    3,713   151,609                Sole               66,200        85,409
MOTOROLA INC                  COM               620076109      360    42,215                Sole               14,700        27,515
NETAPP INC                    COM               64110D104    4,703    94,450                Sole               23,100        71,350
NEWS CORP                     CL B              65248E203      301    20,000                Sole               20,000             0
PEPSICO INC                   COM               713448108    1,334    20,077                Sole               15,900         4,177
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408    2,720    75,000                Sole               16,400        58,600
PFIZER INC                    COM               717081103      347    20,211                Sole                    0        20,211
PROCTER & GAMBLE CO           COM               742718109      421     7,017                Sole                2,000         5,017
PROSHARES TR                  PSHS ULTSHT FINL  74347R628    2,565   129,100                Sole               72,350        56,750
PROSHARES TR                  PSHS ULSHT SP500  74347R883    3,551   120,000                Sole               26,450        93,550
QUALCOMM INC                  COM               747525103    1,071    23,735                Sole               20,000         3,735
ROYAL BK CDA MONTREAL QUE     COM               780087102      377     7,232                Sole                7,232             0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206    2,993    49,463                Sole               21,000        28,463
SANDISK CORP                  COM               80004C101      367    10,000                Sole               10,000             0
SAPIENT CORP                  COM               803062108    2,584   215,900                Sole               47,650       168,250
SCHLUMBERGER LTD              COM               806857108    2,165    35,140                Sole               16,500        18,640
SPDR GOLD TRUST               GOLD SHS          78463V107      879     6,875                Sole                4,100         2,775
SPDR SERIES TRUST             S&P HOMEBUILD     78464A888    2,864   181,250                Sole               40,250       141,000
SOUTHWESTERN ENERGY CO        COM               845467109    2,006    60,000                Sole               11,700        48,300
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN    864482104      212     3,900                Sole                    0         3,900
TELEFONICA S A                SPONSORED ADR     879382208    2,049    27,639                Sole               15,121        12,518
TOOTSIE ROLL INDS INC         COM               890516107      518    20,828                Sole                9,910        10,918
TRANSOCEAN LTD                REG SHS           H8817H100      269     4,180                Sole                1,406         2,774
UNILEVER N V                  N Y SHS NEW       904784709    3,248   108,692                Sole               35,220        73,472
UNITED TECHNOLOGIES CORP      COM               913017109    1,176    16,513                Sole               16,000           513
VIRGIN MEDIA INC              COM               92769L101    4,045   175,400                Sole               40,250       135,150

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